Revenue Recognition - Summary of Disaggregation of Revenue (Detail) - Hoya Intermediate, LLC - Market Place Segment - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total Marketplace revenues	$ 120,465	$ (5,832)	$ 247,106	$ 23,111	$ 23,281	$ 403,645
Concerts
Disaggregation of Revenue [Line Items]
Total Marketplace revenues	55,343	(3,455)	112,200	20,769	15,775	187,753
Sports
Disaggregation of Revenue [Line Items]
Total Marketplace revenues	53,485	(1,565)	115,628	(1,636)	3,484	169,577
Theater
Disaggregation of Revenue [Line Items]
Total Marketplace revenues	11,131	(828)	18,429	3,742	3,759	44,754
Other
Disaggregation of Revenue [Line Items]
Total Marketplace revenues	506	16	849	236	263	1,561
Owned properties
Disaggregation of Revenue [Line Items]
Total Marketplace revenues	96,169	(2,519)	198,900	21,601	24,188	329,262
Private Label
Disaggregation of Revenue [Line Items]
Total Marketplace revenues	$ 24,296	$ (3,313)	$ 48,206	$ 1,510	$ (907)	$ 74,383